Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Current Payables [Abstract]
Trade payables	$ 22,973	$ 25,447
Other payables	5,877	4,576
Total trade and other payables	$ 28,850	$ 30,023